Other current assets - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Other current assets
Impairment of inventory	¥ 0	¥ 240,000
Inventory gross amount	10,674,018	10,383,964	$ 1,462,334
Valuation allowance of inventory	9,179,453
Receivables from individuals	¥ 46,000,000	¥ 76,000,000
Minimum
Other current assets
Interest rates	0.00%
Maximum
Other current assets
Interest rates	5.50%